Parent-Only Financial Statements, Parent-Only Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 19,142	$ 13,677	[1]	$ 22,109	[1]
Other comprehensive income (loss), after tax:
Debt securities	1,271	(10,500)		(2,374)
Derivatives and hedging activities	411	(1,090)		159
Defined benefit plans adjustments	68	154		349
Debit valuation adjustments (DVA) and other	(29)	58		(64)
Other comprehensive income (loss), after tax	1,784	(11,614)	[2]	(1,960)	[2]
Wells Fargo comprehensive income (loss)	20,924	2,061		20,149
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	19,142	13,677	[3],[4]	22,109	[3],[4]
Other comprehensive income (loss), after tax:
Debt securities	2	34		5
Derivatives and hedging activities	22	57		49
Defined benefit plans adjustments	70	145		347
Debit valuation adjustments (DVA) and other	(18)	(6)		0
Equity in other comprehensive income (loss) of subsidiaries	1,706	(11,846)	[4]	(2,361)	[4]
Other comprehensive income (loss), after tax	1,782	(11,616)		(1,960)
Wells Fargo comprehensive income (loss)	$ 20,924	$ 2,061	[4]	$ 20,149	[4]

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[4]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).